Share-based compensation (Details Narrative)				1 Months Ended	12 Months Ended
	Jun. 24, 2025 shares	May 27, 2025 shares	Apr. 02, 2025 shares	Oct. 31, 2024 CAD ($) $ / shares shares	Jun. 30, 2025 CAD ($) Integer $ / shares shares	Jun. 30, 2024 CAD ($) Integer	Nov. 04, 2022
IfrsStatementLineItems [Line Items]
Percentage of shares issued and outstanding							20.00%
Total share-based compensation expense					$ 159,000	$ 795,000
Stock option grant	14,000	10,000	7,500		113,051	82,500
Consulting fees					$ 8,035,000	$ 1,861,000
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Total share-based compensation expense					1,608,000	65,000
Consulting fees					1,590,000	41,000
Share-based compensation expense					$ 18,000	$ 24,000
Ordinary shares [member] | Former SFF Director [member]
IfrsStatementLineItems [Line Items]
Fair value of option granted | $ / shares				$ 6.90
Consulting fees				$ 288
Number of shares issued | shares				41,707
Ordinary shares [member] | Consulting Services [member]
IfrsStatementLineItems [Line Items]
Stock option grant | Integer					62,870
Fair value of option granted | $ / shares					$ 2.29
Consulting fees					$ 144,000
Number of shares issued | shares					39,844